BUSINESS COMBINATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
BUSINESS COMBINATION
BUSINESS COMBINATION

NOTE 3 – BUSINESS COMBINATION

On February 4, 2020, the Company entered into a Share Purchase Agreement with Optile GmbH (“Optile”), a payment orchestration platform, to purchase 100 percent of the outstanding common shares of Optile, for a total purchase consideration of $38,583 of cash, Common Stock, deferred consideration and contingent consideration. The contingent consideration is $8,500, out of which $3,750 payable in cash and $4,750 in the Company’s common stock. The Common Stock consisted of 3,104,866 shares of which 296,964 was considered to be deferred consideration with 148,482 of this deferred balance contingent on certain performance obligations. The acquisition of Optile enables the Company to provide an end to end payment solution for its customers, which integrates into a single payment experience with different products offered by itself and third parties.

The fair value of the 3,104,866 Common Stock is $15,543 and was determined based on the fair market value of the Company’s Common Stock utilizing a combination of discounted cash flow and option pricing method methodologies. Key inputs and assumptions used (which are Level 3 inputs and assumptions) were forecasted future financial performance, discount rate, cost of equity and terminal growth rate. The implied common stock price was estimated based on the difference in the rights and preference between the preferred and common stock.

The following table summarizes the consideration paid for Optile and the amounts of the assets acquired and liabilities assumed recognized at the closing date:

At February 4, 2020
Consideration
Cash consideration	$15,678
Fair value of Earn-Out amount	4,044
Deferred consideration	2,925
Acquirer stock consideration	15,543
Other noncash consideration	393
Fair value of total consideration transferred:	$38,583

Recognized amounts of identifiable assets acquired, and liabilities assumed:
Working capital (including cash and cash equivalents in the amount of $196)	167
Property, plant, and equipment	162
Identifiable intangible assets	17,805
Total identifiable net assets	18,134
Goodwill	20,449
Total identifiable net assets and goodwill	$38,583

Intangible assets are predominantly related to developed technology and are amortized over 6 years. Goodwill is attributable to the acquired workforce as well as expected synergies to arise from the acquisition. The Company does not expect the goodwill to be deductible for tax purposes.

The fair value of the contingent consideration arrangement of $4,044 was estimated by using the Black-Scholes model for each earn out period. Key inputs and assumptions used in this were revenue milestones, expected term, volatility, the risk free rate, and dividend yield. These inputs are Level 3 assumptions that are updated each reporting period as the earn-out is recorded at fair value on a recurring basis.

NOTE 3 – BUSINESS COMBINATION

On February 4, 2020, the Company entered into a Share Purchase Agreement with Optile GmbH (“Optile”), a payment orchestration platform, to purchase 100 percent of the outstanding common shares of Optile, for a total purchase consideration of $38,583 of cash, Common Stock, deferred consideration and contingent consideration. The contingent consideration is $8,500, out of which $3,750 payable in cash and $4,750 in the Company’s common stock. The Common Stock consisted of 3,104,866 shares of which 296,964 was considered to be deferred consideration with 148,482 of this deferred balance contingent on certain performance obligations. The acquisition of Optile enables the Company to provide an end to end payment solution for its customers, which integrates into a single payment experience with different products offered by itself and third parties.

NOTE 3 – BUSINESS COMBINATION (cont.)

The fair value of the 3,104,866 Common stock is $15,543 and was determined based on the fair market value of the Company’s common stock utilizing a combination of discounted cash flow and option pricing method methodologies. Key inputs and assumptions used (which are Level 3 inputs and assumptions) were forecasted future financial performance, discount rate, cost of equity and terminal growth rate. The implied common stock price was estimated based on the difference in the rights and preference between the preferred and common stock.

The following table summarizes the consideration paid for Optile and the amounts of the assets acquired and liabilities assumed recognized at the closing date:

At February 4, 2020
Consideration
Cash consideration	$15,678
Fair value of Earn-Out amount	4,044
Deferred consideration	2,925
Acquirer stock consideration	15,543
Other noncash consideration	393
Fair value of total consideration transferred:	$38,583

Recognized amounts of identifiable assets acquired, and liabilities assumed:
Working capital (including cash and cash equivalents in the amount of $196)	167
Property, plant, and equipment	162
Identifiable intangible assets	17,805
Total identifiable net assets	18,134
Goodwill	20,449
Total identifiable net assets and goodwill	$38,583

Intangible assets are predominantly related to developed technology and are amortized over 6 years. Goodwill is attributable to the acquired workforce as well as expected synergies to arise from the acquisition. The Company does not expect the goodwill to be deductible for tax purposes.

The fair value of the contingent consideration arrangement of $4,044 was estimated by using the Black-Scholes model for each earn out period. Key inputs and assumptions used in this were revenue milestones, expected term, volatility, the risk free rate, and dividend yield. These inputs are Level 3 assumptions that are updated each reporting period as the earn-out is recorded at fair value on a recurring basis.